Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of products and services [Line Items]
Revenues	$ 227,514	$ 7,676	$ 229,991	$ 231,795
Mobile services [Member]
Disclosure of products and services [Line Items]
Revenues	75,823		78,788	80,867
Local telephone and domestic long distance telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	32,247		34,531	36,690
Sales of product [Member]
Disclosure of products and services [Line Items]
Revenues	37,649		35,377	36,509
Broadband access and domestic leased line services [Member]
Disclosure of products and services [Line Items]
Revenues	22,950		23,315	23,711
Data communications internet services [Member]
Disclosure of products and services [Line Items]
Revenues	21,143		20,906	17,455
International network and leased telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	9,328		10,634	11,319
Others [Member]
Disclosure of products and services [Line Items]
Revenues	$ 28,374		$ 26,440	$ 25,244